Investments in Available-for-Sale Securities - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Fair value of investments with unrealized losses, less than a year	$ 48,098	$ 25,923
Fair value of investments with unrealized losses, more than a year	0	$ 0
Marketable securities with maturity one year	15,425
Marketable securities maturity one to five years	85,988
Marketable securities maturity after five year	$ 2,276